T. ROWE PRICE International Bond Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 860,000 767
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 720,000 613
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 2,730,000 1,967
Total Albania (Cost
$4,835
)
3,347
AUSTRALIA 1.4%
Government Bonds 1.4%
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  4,280,000 2,269
Commonwealth of Australia, Series 158, 1.25%, 5/21/32  8,241,000 4,168
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,010
Total Australia (Cost
$15,638
)
12,447
AUSTRIA 1.1%
Government Bonds 1.1%
Heta Asset Resolution, 2.375%, 12/13/22  9,700,000 9,527
Total Austria (Cost
$11,057
)
9,527
BRAZIL 0.8%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,125,000 911
MercadoLibre, 3.125%, 1/14/31 (USD) (2) 1,380,000 1,003
Suzano Austria, 5.00%, 1/15/30 (USD) (2) 900,000 782
2,696
Government Bonds 0.5%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/25  23,105,435 4,297
4,297
Total Brazil (Cost
$7,943
)
6,993
CANADA 6.6%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 1,690,000 1,132
1,132
T. ROWE PRICE International Bond Fund

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.4%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 4,481,000 2,929
2,929
Government Bonds 6.1%
Government of Canada, 1.25%, 3/1/27  47,579,000 31,535
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  22,946,584 20,500
Province of Ontario, 3.50%, 6/2/43  996,000 650
52,685
Total Canada (Cost
$65,021
)
56,746
CHILE 1.2%
Corporate Bonds 0.4%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1)(2) 2,335,000 1,919
Interchile, 4.50%, 6/30/56 (USD)  1,700,000 1,250
3,169
Government Bonds 0.8%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  3,445,000,000 3,257
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1) 3,455,000,000 3,124
Bonos de la Tesoreria de la Republica, 5.00%, 10/1/28 (1) 770,000,000 712
7,093
Total Chile (Cost
$15,883
)
10,262
CHINA 15.1%
Corporate Bonds 0.5%
Country Garden Holdings, 5.40%, 5/27/25 (USD)  1,050,000 352
Country Garden Holdings, 6.15%, 9/17/25 (USD)  250,000 89
Country Garden Holdings, 8.00%, 1/27/24 (USD) (2) 400,000 157
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 2,000,000 1,854
Tencent Holdings, 3.24%, 6/3/50 (USD)  1,850,000 1,128
Tencent Holdings, 3.84%, 4/22/51 (USD)  1,100,000 721
4,301
Government Bonds 14.6%
China Development Bank, Series 1810, 4.04%, 7/6/28  20,000,000 3,002
China Development Bank, Series 1909, 3.50%, 8/13/26  70,000,000 10,202
China Development Bank, Series 1910, 3.65%, 5/21/29  20,000,000 2,944
China Development Bank, Series 2004, 3.43%, 1/14/27  160,000,000 23,249
China Development Bank, Series 2005, 3.07%, 3/10/30  60,000,000 8,516
China Development Bank, Series 2009, 3.39%, 7/10/27  130,000,000 18,894
China Development Bank, Series 2015, 3.70%, 10/20/30  10,000,000 1,482
China Development Bank, Series 2103, 3.30%, 3/3/26  90,000,000 13,024

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
China Development Bank, Series 2105, 3.66%, 3/1/31  30,000,000 4,434
People's Republic of China, Series INBK, 3.02%, 10/22/25  60,000,000 8,633
People's Republic of China, Series 1907, 3.25%, 6/6/26  150,000,000 21,815
People's Republic of China, Series 1908, 4.00%, 6/24/69  10,000,000 1,665
People's Republic of China, Series 1915, 3.13%, 11/21/29  60,000,000 8,701
126,561
Total China (Cost
$137,281
)
130,862
COLOMBIA 0.2%
Corporate Bonds 0.2%
Banco de Bogota, 6.25%, 5/12/26 (USD)  1,050,000 984
Ecopetrol, 4.625%, 11/2/31 (USD) (2) 1,225,000 859
Total Colombia (Cost
$2,351
)
1,843
CROATIA 0.1%
Government Bonds 0.1%
Republic of Croatia, 1.125%, 3/4/33 (EUR)  1,206,000 853
Total Croatia (Cost
$1,455
)
853
CYPRUS 1.8%
Government Bonds 1.8%
Republic of Cyprus, 0.00%, 2/9/26  1,575,000 1,404
Republic of Cyprus, 0.95%, 1/20/32  3,426,000 2,526
Republic of Cyprus, 1.25%, 1/21/40  50,000 32
Republic of Cyprus, 1.50%, 4/16/27  425,000 385
Republic of Cyprus, 2.375%, 9/25/28  6,519,000 5,944
Republic of Cyprus, 2.75%, 2/26/34  547,000 476
Republic of Cyprus, 2.75%, 5/3/49  642,000 492
Republic of Cyprus, 3.75%, 7/26/23  1,201,000 1,194
Republic of Cyprus, 4.25%, 11/4/25  2,781,000 2,827
Total Cyprus (Cost
$20,854
)
15,280
CZECH REPUBLIC 1.8%
Government Bonds 1.8%
Republic of Czech, Series 89, 2.40%, 9/17/25  142,040,000 5,179
Republic of Czech, Series 105, 2.75%, 7/23/29  309,070,000 10,526
Total Czech Republic (Cost
$19,533
)
15,705

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3) 1,475,000 1,296
Total Denmark (Cost
$1,644
)
1,296
FRANCE 4.2%
Corporate Bonds 0.6%
Altice France, 5.875%, 2/1/27 (1) 375,000 316
BNP Paribas, VR, 2.125%, 1/23/27 (3) 1,000,000 911
BPCE, 1.125%, 1/18/23  1,400,000 1,369
Credit Agricole, 1.00%, 9/16/24  1,400,000 1,328
Credit Agricole, 1.875%, 12/20/26  1,100,000 990
4,914
Government Bonds 3.6%
Republic of France, 0.00%, 5/25/32  16,087,000 12,245
Republic of France, 0.75%, 5/25/52  18,353,000 10,190
Republic of France, 1.25%, 5/25/36 (1) 10,756,000 8,553
30,988
Total France (Cost
$52,804
)
35,902
GERMANY 4.1%
Corporate Bonds 0.7%
Allianz, VR, 3.375% (3)(4) 2,300,000 2,133
Gruenenthal, 3.625%, 11/15/26 (1) 200,000 167
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 700,000 514
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 900,000 669
TK Elevator Midco, 4.375%, 7/15/27 (1) 490,000 402
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  200,000 177
Volkswagen Leasing, 1.50%, 6/19/26  1,630,000 1,467
5,529
Government Bonds 3.4%
Bundesrepublik Deutschland Bundesanleihe, 0.00%,
2/15/32 (2) 35,604,000 28,765
KfW, 4.70%, 6/2/37 (CAD)  924,000 694
29,459
Total Germany (Cost
$41,884
)
34,988

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1) 3,809,000 2,683
Total Greece (Cost
$4,583
)
2,683
HUNGARY 1.2%
Government Bonds 1.2%
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  8,174,010,000 9,966
Total Hungary (Cost
$21,906
)
9,966
ICELAND 0.5%
Corporate Bonds 0.3%
Arion Banki, 1.00%, 3/20/23 (EUR)  1,500,000 1,458
Landsbankinn, 0.375%, 5/23/25 (EUR)  1,675,000 1,444
2,902
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  2,249,000 1,821
1,821
Total Iceland (Cost
$6,262
)
4,723
INDIA 0.3%
Corporate Bonds 0.3%
ABJA Investment, 5.45%, 1/24/28 (USD)  1,219,000 1,135
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1) 1,600,000 1,403
Total India (Cost
$2,816
)
2,538
INDONESIA 0.9%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,800,000 1,290
1,290
Government Bonds 0.8%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 6,495
6,495
Total Indonesia (Cost
$10,212
)
7,785

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IRELAND 1.4%
Government Bonds 1.4%
Republic of Ireland, 0.20%, 10/18/30  5,534,000 4,519
Republic of Ireland, 1.35%, 3/18/31  6,850,000 6,159
Republic of Ireland, 1.50%, 5/15/50  522,000 368
Republic of Ireland, 2.00%, 2/18/45  983,000 807
Total Ireland (Cost
$17,146
)
11,853
ISRAEL 2.2%
Corporate Bonds 0.2%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(3) 1,280,000 1,061
Leviathan Bond, 6.50%, 6/30/27 (USD) (1)(2) 1,000,000 919
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  210,000 201
2,181
Government Bonds 2.0%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 2,739
State of Israel, Series 0142, 5.50%, 1/31/42  18,294,000 6,458
State of Israel, Series 0825, 1.75%, 8/31/25  28,725,389 7,734
16,931
Total Israel (Cost
$22,526
)
19,112
ITALY 1.0%
Corporate Bonds 0.5%
FCA Bank, 0.50%, 9/13/24  1,000,000 924
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  700,000 552
UniCredit, 2.00%, 3/4/23  1,414,000 1,384
UniCredit, VR, 4.875%, 2/20/29 (3) 1,150,000 1,095
3,955
Government Bonds 0.5%
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67  6,202,000 4,252
4,252
Total Italy (Cost
$12,491
)
8,207
IVORY COAST 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 675,000 445
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  1,650,000 1,089
Total Ivory Coast (Cost
$2,349
)
1,534

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAPAN 14.2%
Government Bonds 14.2%
Government of Japan, Series 27, 2.50%, 9/20/37  2,300,250,000 19,941
Government of Japan, Series 31, 2.20%, 9/20/39  1,283,000,000 10,764
Government of Japan, Series 44, 1.70%, 9/20/44  1,555,850,000 12,080
Government of Japan, Series 73, 0.70%, 12/20/51  53,700,000 315
Government of Japan, Series 74, 1.00%, 3/20/52  1,890,250,000 11,983
Government of Japan, Series 75, 1.30%, 6/20/52  226,650,000 1,545
Government of Japan, Series 161, 0.60%, 6/20/37  592,500,000 4,044
Government of Japan, Series 338, 0.40%, 3/20/25  2,089,800,000 14,601
Government of Japan, Inflation-Indexed, Series 18, 0.10%,
3/10/24  879,005,000 6,249
Government of Japan, Inflation-Indexed, Series 19, 0.10%,
9/10/24  1,526,314,200 10,883
Government of Japan, Inflation-Indexed, Series 20, 0.10%,
3/10/25  1,718,238,200 12,300
Government of Japan, Inflation-Indexed, Series 25, 0.20%,
3/10/30  437,360,584 3,307
Government of Japan, Inflation-Indexed, Series 26, 0.005%,
3/10/31  1,976,636,948 14,513
Total Japan (Cost
$157,617
)
122,525
KUWAIT 0.2%
Corporate Bonds 0.2%
Equate Petrochemical, 2.625%, 4/28/28 (USD) (1) 1,985,000 1,686
Total Kuwait (Cost
$1,988
)
1,686
LATVIA 1.4%
Government Bonds 1.4%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  14,133,000 12,473
Total Latvia (Cost
$15,992
)
12,473
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 200,000 176
Total Lithuania (Cost
$226
)
176

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 0.2%
Corporate Bonds 0.2%
Altice Financing, 4.25%, 8/15/29 (1) 365,000 277
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  1,700,000 1,274
Total Luxembourg (Cost
$2,443
)
1,551
MALAYSIA 3.6%
Corporate Bonds 0.0%
Axiata, 2.163%, 8/19/30 (USD) (2) 400,000 326
326
Government Bonds 3.6%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  9,100,000 8,718
Government of Malaysia, Series 0120, 4.065%, 6/15/50  12,586,000 2,327
Government of Malaysia, Series 0216, 4.736%, 3/15/46  70,374,000 14,666
Government of Malaysia, Series 0318, 4.642%, 11/7/33  19,810,000 4,259
Government of Malaysia, Series 0413, 3.844%, 4/15/33  4,000,000 808
30,778
Total Malaysia (Cost
$35,150
)
31,104
MEXICO 1.1%
Corporate Bonds 0.3%
America Movil, 5.75%, 6/28/30 (GBP)  930,000 992
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (3) 1,900,000 1,630
2,622
Government Bonds 0.8%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  6,134,000 6,010
United Mexican States, Series M 20, 8.50%, 5/31/29  21,234,000 994
7,004
Total Mexico (Cost
$11,476
)
9,626
MOROCCO 0.1%
Government Bonds 0.1%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR)  1,100,000 953
Total Morocco (Cost
$1,330
)
953
NETHERLANDS 0.3%
Corporate Bonds 0.3%
LeasePlan, VR, 7.375% (3)(4) 1,500,000 1,314

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 909
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 175,000 154
Ziggo, 2.875%, 1/15/30  510,000 366
Total Netherlands (Cost
$3,618
)
2,743
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR) (1) 2,600,000 1,904
Total North Macedonia (Cost
$3,096
)
1,904
NORWAY 0.4%
Corporate Bonds 0.4%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)  3,245,000 3,184
Total Norway (Cost
$3,488
)
3,184
PANAMA 0.1%
Corporate Bonds 0.1%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 1,050,000 859
Total Panama (Cost
$1,045
)
859
PERU 0.1%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (3) 1,170,000 1,026
Total Peru (Cost
$1,176
)
1,026
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 818
Total Philippines (Cost
$1,091
)
818
POLAND 1.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 365,000 270
270
Government Bonds 1.0%
Republic of Poland, Series 0527, 3.75%, 5/25/27  46,568,000 8,081
8,081
Total Poland (Cost
$9,881
)
8,351

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.3%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (3) 1,200,000 1,033
1,033
Government Bonds 0.2%
Republic of Portugal, 4.10%, 2/15/45 (1) 1,470,000 1,572
1,572
Total Portugal (Cost
$4,055
)
2,605
QATAR 0.1%
Corporate Bonds 0.1%
QNB Finance, 2.75%, 2/12/27 (USD)  1,000,000 906
Total Qatar (Cost
$958
)
906
ROMANIA 1.4%
Government Bonds 1.4%
Republic of Romania, 2.00%, 1/28/32 (EUR)  2,764,000 1,674
Republic of Romania, 2.124%, 7/16/31 (EUR)  4,258,000 2,664
Republic of Romania, 2.125%, 3/7/28 (EUR) (1) 2,610,000 1,993
Republic of Romania, 2.875%, 10/28/24 (EUR)  305,000 290
Republic of Romania, 2.875%, 5/26/28 (EUR)  3,700,000 2,871
Republic of Romania, 3.624%, 5/26/30 (EUR)  3,571,000 2,643
Total Romania (Cost
$19,613
)
12,135
SAUDI ARABIA 0.2%
Corporate Bonds 0.1%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD)  1,000,000 969
969
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (2) 1,000,000 860
860
Total Saudi Arabia (Cost
$1,949
)
1,829
SERBIA 1.4%
Corporate Bonds 0.1%
Summer BidCo, 9.00%, 11/15/25, (9.00% Cash or 9.75% PIK)
(EUR) (5) 269,400 195

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Group, 4.625%, 8/15/28 (EUR) (1) 650,000 450
645
Government Bonds 1.3%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 3,220
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 2,885,000 1,880
Republic of Serbia, 1.65%, 3/3/33 (EUR)  2,090,000 1,142
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 1,742,000 902
Republic of Serbia, 2.05%, 9/23/36 (EUR)  2,450,000 1,269
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  479,110,000 3,141
11,554
Total Serbia (Cost
$20,638
)
12,199
SINGAPORE 2.1%
Government Bonds 2.1%
Government of Singapore, 0.50%, 11/1/25  5,180,000 3,293
Government of Singapore, 1.625%, 7/1/31  15,380,000 9,199
Government of Singapore, 2.375%, 6/1/25  2,600,000 1,760
Government of Singapore, 2.875%, 7/1/29  6,400,000 4,280
Total Singapore (Cost
$20,295
)
18,532
SLOVENIA 1.1%
Government Bonds 1.1%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (2) 2,093,000 1,632
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  6,140,000 5,581
Republic of Slovenia, Series RS78, 1.75%, 11/3/40 (2) 2,675,000 1,951
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 718
Total Slovenia (Cost
$14,746
)
9,882
SPAIN 2.1%
Corporate Bonds 0.9%
Abertis Infraestructuras, 3.00%, 3/27/31 (2) 1,300,000 1,103
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 800,000 614
Banco Santander, 1.125%, 1/17/25  1,000,000 925
CaixaBank, VR, 2.75%, 7/14/28 (3) 2,100,000 2,004
Cellnex Telecom, 1.75%, 10/23/30  1,300,000 895
Cirsa Finance International, 6.25%, 12/20/23 (1) 1,002,021 955
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,361
7,857

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.2%
Kingdom of Spain, 0.80%, 7/30/29  11,540,000 9,839
9,839
Total Spain (Cost
$21,433
)
17,696
SWEDEN 2.1%
Corporate Bonds 0.1%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  1,010,000 933
Tele2, 0.75%, 3/23/31 (EUR)  310,000 233
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 218
1,384
Government Bonds 2.0%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  188,020,000 17,097
17,097
Total Sweden (Cost
$21,796
)
18,481
SWITZERLAND 0.1%
Corporate Bonds 0.1%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (3) 1,069,000 1,049
Total Switzerland (Cost
$1,328
)
1,049
THAILAND 1.9%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 1,750,000 1,440
1,440
Government Bonds 1.7%
Kingdom of Thailand, 2.00%, 12/17/31  483,871,000 11,754
Kingdom of Thailand, 3.65%, 6/20/31  123,099,000 3,390
15,144
Total Thailand (Cost
$20,228
)
16,584
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
EMG SUKUK, 4.564%, 6/18/24 (USD)  1,200,000 1,173
Total United Arab Emirates (Cost
$1,240
)
1,173

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 7.4%
Corporate Bonds 1.6%
Bellis Acquisition, 3.25%, 2/16/26 (1) 450,000 378
Deuce Finco, 5.50%, 6/15/27 (1) 345,000 287
Eastern Power Networks, 5.75%, 3/8/24  38,000 42
HSBC Bank, 4.75%, 3/24/46  407,000 340
HSBC Bank, 6.50%, 7/7/23  12,000 13
InterContinental Hotels Group, 3.875%, 11/28/22  1,729,000 1,921
Legal & General Group, VR, 5.375%, 10/27/45 (3) 1,125,000 1,158
Marks & Spencer, 6.00%, 6/12/25  450,000 455
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (3) 950,000 872
Next Group, 3.625%, 5/18/28 (2) 1,787,000 1,604
Next Group, 4.375%, 10/2/26  540,000 534
Severn Trent Utilities Finance, 6.125%, 2/26/24 (2) 104,000 116
Sky, 1.875%, 11/24/23 (EUR) (2) 881,000 853
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 2,000,000 1,782
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  1,000,000 866
Tesco Corporate Treasury Services, 1.875%, 11/2/28 (2) 950,000 791
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 864
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  750,000 592
13,468
Government Bonds 5.8%
United Kingdom Gilt, 0.625%, 6/7/25  9,058,000 9,153
United Kingdom Gilt, 0.625%, 10/22/50  4,299,000 2,171
United Kingdom Gilt, 4.25%, 6/7/32  23,559,000 26,605
United Kingdom Gilt, 4.25%, 12/7/46  5,292,792 6,133
United Kingdom Gilt, 4.75%, 12/7/30  5,385,000 6,269
50,331
Total United Kingdom (Cost
$94,666
)
63,799
UNITED STATES 2.8%
Corporate Bonds 2.6%
American Honda Finance, 0.75%, 11/25/26 (GBP) (2) 796,000 711
American Honda Finance, 1.95%, 10/18/24 (EUR)  847,000 811
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 1,130,000 787
Bank of America, VR, 1.379%, 2/7/25 (EUR) (3) 1,414,000 1,346
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP) (2) 1,018,000 1,031
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 270
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  1,020,000 838
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  2,070,000 2,003
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 1,620
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 540,000 491

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1) 910,000 894
Fiserv, 0.375%, 7/1/23 (EUR)  270,000 260
Fiserv, 3.00%, 7/1/31 (GBP)  1,800,000 1,538
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 865
Goldman Sachs Group, 1.625%, 7/27/26 (EUR) (2) 1,204,000 1,081
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 625,000 470
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 645
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 452
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 689,000 524
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 1,269,000 1,069
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,099
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 735
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 136
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 467
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 624
Westlake, 1.625%, 7/17/29 (EUR)  2,180,000 1,602
22,369
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6)(7) 4,144,249 2,072
2,072
Total United States (Cost
$33,226
)
24,441
SHORT-TERM INVESTMENTS 5.1%
Commercial Paper 0.7%
4(2) 0.7%(8)
Rogers Communications, 4.091%, 11/8/22  6,400,000 6,375
6,375
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 3.07% (9)(10) 25,328,535 25,329
25,329
U.S. Treasury Obligations 1.5%
U.S. Treasury Bills, 2.11%, 1/26/23 (11) 12,470,000 12,334
12,334
Total Short-Term Investments (Cost $44,087) 44,038

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 3.07% (9)(10) 36,139,001 36,139
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 36,139
Total Securities Lending Collateral (Cost $36,139) 36,139
Total Investments in Securities 102.4%
(Cost $1,104,488) $ 884,919
Other Assets Less Liabilities (2.4)% (20,368)
Net Assets 100.0% $ 864,551
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$49,248 and represents 5.7% of net assets.
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Non-income producing
(8) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $6,375 and represents 0.7% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
(11) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.7)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) 3,672 (10) (69) 59
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 1,700 (129) (62) (67)
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) 380 — (8) 8
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 2,800 (7) (7) —
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB+*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) 1,356 (10) (42) 32
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 (USD) 3,365 (40) (2) (38)
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 833 (2) (2) —
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) 572 (4) (14) 10
Total Greece (206) 4
Total Bilateral Credit Default Swaps, Protection Sold (206) 4
Total Bilateral Swaps (206) 4

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.7)%
Credit Default Swaps, Protection Bought 0.2%
Foreign/Europe 0.2%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 19,250 972 733 239
Protection Bought (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/27 45,525 972 698 274
Total Foreign/Europe 513
Germany 0.0%
Protection Bought (Relevant Credit:
BASF), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/27 804 13 15 (2)
Protection Bought (Relevant Credit:
LANXESS AG), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 2,250 186 190 (4)
Total Germany (6)
Total Centrally Cleared Credit Default Swaps,
Protection Bought 507
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Protection Sold (Relevant Credit: Hellenic
Republic, BB+*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 1,600 (30) 17 (47)
Total Greece (47)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (47)
Interest Rate Swaps (0.9)%
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive Fixed
6.180% Annually, Pay Variable 6.810% (6M
CZK PRIBOR) Semi-Annually, 6/21/27 67,944 67 1 66
5 Year Interest Rate Swap, Receive Fixed
6.285% Annually, Pay Variable 6.850% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 34,180 40 — 40

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
6.333% Annually, Pay Variable 6.850% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 67,736 84 — 84
Total Czech Republic 190
Foreign/Europe (1.0)%
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable (0.317)%
(6M EURIBOR) Semi-Annually, 10/20/25 8,110 (690) 1 (691)
7 Year Interest Rate Swap, Receive Fixed
(0.057)% Annually, Pay Variable (0.166)%
(6M EURIBOR) Semi-Annually, 5/19/28 7,300 (1,100) 1 (1,101)
7 Year Interest Rate Swap, Receive Fixed
2.242% Annually, Pay Variable 0.225% (6M
EURIBOR) Semi-Annually, 7/2/29 3,000 (110) — (110)
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 1.203% (6M
EURIBOR) Semi-Annually, 3/2/32 29,150 (5,045) — (5,045)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable (0.367)%
(6M EURIBOR) Semi-Annually, 4/5/32 9,850 (1,393) — (1,393)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable (0.333)%
(6M EURIBOR) Semi-Annually, 4/21/32 3,623 (388) — (388)
10 Year Interest Rate Swap, Receive Fixed
2.440% Annually, Pay Variable 0.225% (6M
EURIBOR) Semi-Annually, 6/30/32 2,200 (94) — (94)
Total Foreign/Europe (8,822)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 8.959%
(MXIBTIIE) 28 Days, 5/4/27 100,000 (707) — (707)
Total Mexico (707)
Poland 0.2%
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 5.880%
(6M PLN WIBOR) Semi-Annually, 10/22/29 5,882 330 1 329
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 5.880%
(6M PLN WIBOR) Semi-Annually, 10/22/29 4,118 230 — 230
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 6.340%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 117 — 117

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 6.340%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 117 1 116
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 6.550%
(6M PLN WIBOR) Semi-Annually, 11/7/29 2,057 114 — 114
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/14/28 14,789 454 — 454
Total Poland 1,360
Total Centrally Cleared Interest Rate Swaps (7,979)
Total Centrally Cleared Swaps (7,519)
Net payments (receipts) of variation margin to date 5,292
Variation margin receivable (payable) on centrally cleared swaps $ (2,227)
* Credit ratings as of September 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(4).

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/14/22 RON 6,465 USD 1,309 $ (31)
Bank of America 10/14/22 USD 2,437 CNH 16,482 128
Bank of America 10/21/22 JPY 210,852 USD 1,556 (96)
Bank of America 10/21/22 USD 4,198 JPY 570,371 249
Barclays Bank 10/7/22 KRW 25,266,309 USD 19,590 (1,960)
Barclays Bank 10/7/22 USD 3,341 CLP 3,101,778 141
Barclays Bank 10/7/22 USD 6,895 IDR 105,066,321 7
Barclays Bank 10/7/22 USD 2,513 TWD 73,481 200
Barclays Bank 11/25/22 USD 4,366 SEK 43,501 434
Barclays Bank 12/2/22 USD 1,501 BRL 7,850 66
Barclays Bank 12/16/22 USD 1,244 SGD 1,782 2
Barclays Bank 1/19/23 IDR 105,066,322 USD 6,852 (26)
Barclays Bank 1/19/23 USD 1,301 KRW 1,856,106 7
BNP Paribas 10/7/22 CLP 3,710,139 USD 3,800 29
BNP Paribas 10/7/22 CLP 214,024 USD 242 (21)
BNP Paribas 10/7/22 KRW 582,012 USD 449 (43)
BNP Paribas 10/7/22 USD 6,604 CLP 6,203,555 203
BNP Paribas 10/21/22 JPY 4,344,515 USD 31,534 (1,457)
BNP Paribas 10/21/22 USD 2,190 AUD 3,193 147
BNP Paribas 10/21/22 USD 16,921 CAD 21,818 1,128
BNP Paribas 10/21/22 USD 315 JPY 43,657 12
BNP Paribas 11/18/22 USD 7,776 PLN 36,240 522
BNP Paribas 11/25/22 USD 3,176 GBP 2,616 252
BNP Paribas 12/9/22 MYR 10,787 USD 2,331 (22)
BNP Paribas 12/9/22 USD 11,385 MYR 50,792 511
BNP Paribas 12/16/22 SGD 690 USD 482 (1)
BNP Paribas 1/19/23 USD 3,356 CLP 3,338,950 (21)
Citibank 10/7/22 INR 18,372 USD 224 1
Citibank 10/7/22 USD 4,940 INR 389,979 152
Citibank 10/14/22 CNH 10,894 USD 1,507 20
Citibank 10/14/22 USD 9,527 CNH 63,858 580
Citibank 10/14/22 USD 4,485 HUF 1,862,076 189
Citibank 10/14/22 USD 5,022 HUF 2,193,599 (39)
Citibank 10/14/22 ZAR 31,523 USD 1,816 (76)
Citibank 10/20/22 ILS 75,709 USD 21,887 (621)
Citibank 10/20/22 USD 22,454 ILS 78,842 307
Citibank 10/21/22 CAD 442 USD 322 (2)
Citibank 10/21/22 USD 2,160 AUD 3,139 151
Citibank 10/21/22 USD 1,046 CHF 1,028 2
Citibank 11/18/22 USD 2,277 RSD 264,285 71
Citibank 11/25/22 USD 18,516 GBP 16,228 383
Citibank 11/25/22 USD 8,868 GBP 8,375 (490)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 11/30/22 EUR 2,621 USD 2,578 $ 2
Citibank 12/9/22 USD 8,130 THB 308,911 (98)
Citibank 12/16/22 USD 1,449 RSD 170,924 23
Citibank 12/16/22 USD 3,422 SGD 4,918 (6)
Citibank 1/13/23 USD 1,511 CNH 10,894 (19)
Citibank 1/19/23 ILS 1,822 USD 517 (1)
Citibank 1/19/23 USD 22,008 ILS 75,709 575
Citibank 1/19/23 USD 4,165 INR 341,736 22
Citibank 1/19/23 USD 222 INR 18,372 (1)
Deutsche Bank 10/7/22 INR 15,310 USD 188 —
Deutsche Bank 10/7/22 INR 565,713 USD 7,085 (140)
Deutsche Bank 11/30/22 EUR 15,878 USD 16,237 (608)
Deutsche Bank 11/30/22 USD 19,152 EUR 19,163 290
Deutsche Bank 1/19/23 USD 186 INR 15,310 —
Goldman Sachs 10/7/22 INR 15,769 USD 193 1
Goldman Sachs 10/7/22 INR 612,855 USD 7,676 (152)
Goldman Sachs 10/7/22 TWD 143,799 USD 4,513 13
Goldman Sachs 10/7/22 USD 5,455 INR 432,864 140
Goldman Sachs 10/7/22 USD 800 KRW 1,079,005 47
Goldman Sachs 10/7/22 USD 2,406 TWD 70,318 192
Goldman Sachs 10/14/22 CNH 40,342 USD 6,017 (365)
Goldman Sachs 10/14/22 USD 3,700 MXN 74,819 (5)
Goldman Sachs 11/25/22 GBP 16,383 USD 18,990 (684)
Goldman Sachs 12/9/22 USD 3,752 THB 136,132 126
Goldman Sachs 12/16/22 USD 11,498 SGD 16,052 310
Goldman Sachs 1/19/23 USD 191 INR 15,769 (1)
Goldman Sachs 1/19/23 USD 3,338 TWD 105,757 1
Goldman Sachs 1/19/23 USD 1,199 TWD 38,042 (1)
HSBC Bank 10/14/22 CNH 7,487 USD 1,041 8
HSBC Bank 10/14/22 CNH 85,589 USD 12,780 (789)
HSBC Bank 10/14/22 HUF 221,395 USD 551 (40)
HSBC Bank 10/14/22 USD 1,073 CNH 7,207 64
HSBC Bank 10/14/22 ZAR 82,114 USD 4,909 (378)
HSBC Bank 10/21/22 AUD 170 USD 118 (9)
HSBC Bank 11/25/22 USD 3,176 GBP 2,616 252
HSBC Bank 11/30/22 EUR 27,558 USD 27,554 (429)
HSBC Bank 12/9/22 USD 13,069 MYR 58,668 509
HSBC Bank 12/9/22 USD 1,824 THB 66,288 58
HSBC Bank 1/13/23 USD 1,043 CNH 7,487 (8)
JPMorgan Chase 10/14/22 CNH 3,383 USD 468 6
JPMorgan Chase 10/14/22 CZK 16,155 USD 661 (18)
JPMorgan Chase 10/14/22 USD 642 CNH 4,470 16

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/14/22 USD 918 CZK 22,378 $ 27
JPMorgan Chase 10/14/22 USD 603 HUF 243,888 40
JPMorgan Chase 10/14/22 USD 4,921 ZAR 82,114 390
JPMorgan Chase 10/14/22 ZAR 9,492 USD 565 (42)
JPMorgan Chase 10/20/22 ILS 2,631 USD 793 (54)
JPMorgan Chase 10/21/22 CAD 573 USD 437 (23)
JPMorgan Chase 10/21/22 NOK 16,159 USD 1,629 (145)
JPMorgan Chase 10/21/22 USD 1,213 CAD 1,555 87
JPMorgan Chase 10/21/22 USD 765 CHF 744 10
JPMorgan Chase 10/21/22 USD 490 JPY 67,601 22
JPMorgan Chase 10/21/22 USD 4,947 JPY 714,881 (2)
JPMorgan Chase 11/25/22 SEK 6,561 USD 620 (27)
JPMorgan Chase 11/25/22 USD 1,025 GBP 879 42
JPMorgan Chase 11/30/22 EUR 29,127 USD 29,134 (465)
JPMorgan Chase 11/30/22 USD 4,017 EUR 3,994 86
JPMorgan Chase 1/13/23 USD 469 CNH 3,383 (6)
Morgan Stanley 10/7/22 CLP 632,107 USD 691 (39)
Morgan Stanley 10/14/22 CNH 15,463 USD 2,251 (85)
Morgan Stanley 10/20/22 ILS 503 USD 149 (8)
Morgan Stanley 10/21/22 AUD 747 USD 509 (31)
Morgan Stanley 10/21/22 CAD 3,105 USD 2,345 (98)
Morgan Stanley 10/21/22 CHF 8,360 USD 8,640 (152)
Morgan Stanley 10/21/22 JPY 6,270,868 USD 45,500 (2,088)
Morgan Stanley 10/21/22 NZD 4,448 USD 2,746 (257)
Morgan Stanley 10/21/22 USD 1,089 JPY 144,230 90
Morgan Stanley 12/2/22 USD 1,469 BRL 7,733 56
Morgan Stanley 1/19/23 CLP 745,038 USD 758 (5)
RBC Dominion Securities 10/21/22 AUD 407 USD 279 (19)
RBC Dominion Securities 10/21/22 JPY 132,379 USD 972 (55)
RBC Dominion Securities 10/21/22 USD 3,407 JPY 463,942 195
RBC Dominion Securities 11/30/22 USD 216 EUR 215 5
Societe Generale 11/30/22 EUR 1,589 USD 1,597 (33)
Standard Chartered 10/7/22 USD 17,188 KRW 24,769,316 (95)
Standard Chartered 10/21/22 CAD 776 USD 591 (29)
Standard Chartered 10/21/22 USD 2,016 JPY 283,444 54
Standard Chartered 11/25/22 USD 710 GBP 588 53
Standard Chartered 11/30/22 USD 2,248 EUR 2,310 (26)
Standard Chartered 12/9/22 MYR 1,666 USD 365 (9)
Standard Chartered 12/9/22 USD 4,478 MYR 20,046 187
Standard Chartered 1/19/23 KRW 24,769,316 USD 17,266 3
State Street 10/14/22 CNH 63,443 USD 9,188 (300)
State Street 10/14/22 DKK 26,478 USD 3,624 (130)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 10/14/22 MXN 81,886 USD 3,859 $ 197
State Street 10/14/22 USD 10,364 CNH 70,437 496
State Street 10/14/22 USD 14,397 CZK 357,453 176
State Street 10/14/22 ZAR 113,302 USD 6,574 (322)
State Street 10/21/22 CAD 3,157 USD 2,303 (17)
State Street 10/21/22 JPY 5,663,101 USD 41,350 (2,145)
State Street 10/21/22 USD 4,820 CAD 6,253 294
State Street 10/21/22 USD 4,790 JPY 638,538 369
State Street 11/30/22 EUR 5,311 USD 5,181 46
State Street 11/30/22 EUR 2,681 USD 2,693 (54)
State Street 11/30/22 USD 854 EUR 851 17
UBS Investment Bank 10/7/22 CLP 5,545,766 USD 5,917 (194)
UBS Investment Bank 10/7/22 IDR 105,066,322 USD 7,064 (175)
UBS Investment Bank 10/7/22 PEN 4,273 USD 1,108 (37)
UBS Investment Bank 10/7/22 USD 6,767 CLP 6,203,555 365
UBS Investment Bank 10/7/22 USD 5,092 INR 405,176 117
UBS Investment Bank 10/14/22 USD 9,512 CNH 64,147 526
UBS Investment Bank 10/14/22 USD 4,686 MXN 97,916 (163)
UBS Investment Bank 10/14/22 USD 5,953 ZAR 101,649 345
UBS Investment Bank 10/14/22 ZAR 29,446 USD 1,703 (78)
UBS Investment Bank 10/21/22 CHF 26,379 USD 27,239 (455)
UBS Investment Bank 10/21/22 JPY 393,240 USD 2,864 (142)
UBS Investment Bank 10/21/22 USD 6,431 CAD 8,353 385
UBS Investment Bank 10/21/22 USD 6,383 JPY 873,635 335
UBS Investment Bank 11/25/22 USD 8,650 SEK 86,352 847
UBS Investment Bank 11/30/22 EUR 14,055 USD 14,016 (182)
UBS Investment Bank 12/2/22 USD 1,510 BRL 7,850 75
UBS Investment Bank 12/9/22 COP 7,587,971 USD 1,669 (44)
UBS Investment Bank 12/9/22 THB 330,798 USD 9,170 (358)
UBS Investment Bank 12/9/22 USD 7,273 THB 258,883 377
UBS Investment Bank 1/19/23 USD 3,486 CLP 3,389,540 58
UBS Investment Bank 1/19/23 USD 4,658 INR 381,667 31
Wells Fargo 10/7/22 CLP 2,017,313 USD 2,221 (139)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,434)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 599 Commonwealth of Australia three year
bond contracts 12/22 40,829 $ (286)
Long, 557 Euro BOBL contracts 12/22 65,370 (1,686)
Long, 223 Euro BTP contracts 12/22 24,473 (1,100)
Long, 224 Euro BUND contracts 12/22 30,403 (1,420)
Short, 9 Euro BUXL thirty year bond contracts 12/22 (1,294) 113
Short, 337 Euro SCHATZ contracts 12/22 (35,394) 330
Long, 229 Government of Canada ten year bond
contracts 12/22 20,489 (266)
Long, 39 Long Gilt ten year contracts 12/22 4,198 (586)
Long, 885 Republic of South Korea three year bond
contracts 12/22 63,021 (762)
Net payments (receipts) of variation margin to date 6,638
Variation margin receivable (payable) on open futures contracts $ 975

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 247++
Totals $ —# $ — $ 247+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 33,844  ¤  ¤ $ 61,468
Total $ 61,468^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $247 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $61,468.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE International Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE International Bond Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 804,742 $ — $ 804,742
Short-Term Investments 25,329 18,709 — 44,038
Securities Lending Collateral 36,139 — — 36,139
Total Securities 61,468 823,451 — 884,919
Swaps* — 2,063 — 2,063
Forward Currency Exchange
Contracts — 14,952 — 14,952
Futures Contracts* 443 — — 443
Total $ 61,911 $ 840,466 $ — $ 902,377
Liabilities
Swaps* $ — $ 9,784 $ — $ 9,784
Forward Currency Exchange
Contracts — 17,386 — 17,386
Futures Contracts* 6,106 — — 6,106
Total $ 6,106 $ 27,170 $ — $ 33,276
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F76-054Q3 09/22